PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayment and other current assets, as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Value added tax recoverable	149,343	92,107
Rebate receivable from suppliers	114,723	77,687
Deposits (Note)	25,600	35,905
Advance to suppliers	9,891	21,064
Prepaid expense	8,117	9,476
Others	4,123	5,960
Total	311,797	242,199

Note: Deposits consist of amounts paid to certain vendors for purchasing, advertising and rentals.